OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bank Loans [Member] | SANTANDER [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E
Creditor	SANTANDER
Creditor country	Spain
Currency	US$
Nominal values More than one to three years	$ 70,951
Accounting values Up to 90 days	173,000
Accounting values More than one to three years	70,951
Total accounting value	$ 71,124
Amortization	Quaterly
Annual Effective rate	726.00%
Annual Nominal rate	726.00%
Total nominal value	$ 70,951
Bank Loans [Member] | GOLDMAN SACHS [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E
Creditor	GOLDMAN SACHS
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 2,750
Nominal values More than 90 days to one year	8,250
Nominal values More than one to three years	22,000
Nominal values More than three to five years	1,067,000
Accounting values Up to 90 days	30,539,000
Accounting values More than 90 days to one year	8,250
Accounting values More than one to three years	22,000
Accounting values More than three to five years	939,760
Total accounting value	$ 1,000,549
Amortization	Quaterly
Annual Effective rate	18.46%
Annual Nominal rate	13.38%
Total nominal value	$ 1,100,000
Bank Loans [Member] | CITIBANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.		0-E
Creditor		CITIBANK
Creditor country		U.S.A.
Currency		UF
Nominal values Up to 90 days		$ 60,935
Accounting values Up to 90 days		64,293,000
Total accounting value		$ 64,293
Amortization		At Expiration
Annual Effective rate		3.10%
Annual Nominal rate		3.10%
Total nominal value		$ 60,935
Bank Loans [Member] | CORP BANCA [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.		97.023.000-9
Creditor		CORPBANCA
Creditor country		Chile
Currency		UF
Nominal values Up to 90 days		$ 10,106
Accounting values Up to 90 days		11,040,000
Total accounting value		$ 11,040
Amortization		Quaterly
Annual Effective rate		3.35%
Annual Nominal rate		3.35%
Total nominal value		$ 10,106
Bank Loans [Member] | SANTANDER [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.		0-E
Creditor		SANTANDER
Creditor country		Spain
Currency		US$
Nominal values More than one to three years		$ 106,427
Accounting values Up to 90 days		135,000
Accounting values More than one to three years		106,427
Total accounting value		$ 106,562
Amortization		Quaterly
Annual Effective rate		2.80%
Annual Nominal rate		2.80%
Total nominal value		$ 106,427
Obligations with the public [Member] | SANTANDER [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	97.036.000- K
Creditor	SANTANDER
Creditor country	Chile
Currency	UF
Nominal values More than five years	$ 156,783
Accounting values Up to 90 days	505,000
Accounting values More than five years	156,783
Total accounting value	$ 157,288
Amortization	At Expiration
Annual Effective rate	2.00%
Annual Nominal rate	2.00%
Total nominal value	$ 156,783
Obligations with the public [Member] | SANTANDER [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	97.036.000- K
Creditor	SANTANDER
Creditor country	U.S.A.
Currency	US$
Nominal values More than five years	$ 3
Accounting values More than five years	3
Total accounting value	$ 3
Amortization	At Expiration
Annual Effective rate	100.00%
Annual Nominal rate	100.00%
Total nominal value	$ 3
Obligations with the public [Member] | WILMINGTON TRUST COMPANY [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0 - E
Creditor	WILMINGTON TRUST COMPANY
Creditor country	U.S.A.
Currency	US$
Nominal values More than three to five years	$ 450,000
Nominal values More than five years	700,000
Accounting values More than 90 days to one year	32,878
Accounting values More than three to five years	430,290
Accounting values More than five years	669,340
Total accounting value	$ 1,132,508
Amortization	At Expiration
Annual Effective rate	15.00%
Annual Nominal rate	1338.00%
Total nominal value	$ 1,150,000
Obligations with the public [Member] | BANCO ESTADO [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.		97.030.000-7
Creditor		BANCOESTADO
Creditor country		Chile
Currency		UF
Nominal values More than 90 days to one year		$ 159,679
Nominal values More than five years		343,218
Accounting values Up to 90 days		49,584,000
Accounting values More than 90 days to one year		159,679
Accounting values More than five years		355,114
Total accounting value		$ 564,377
Amortization		At Expiration
Annual Effective rate		4.81%
Annual Nominal rate		4.81%
Total nominal value		$ 502,897
Obligations with the public [Member] | BANK OF NEWYORK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.		0-E
Creditor		BANK OF NEW YORK
Creditor country		U.S.A.
Currency		US$
Nominal values More than one to three years		$ 700,000
Nominal values More than three to five years		800,000
Accounting values Up to 90 days		187,082,000
Accounting values More than one to three years		698,450
Accounting values More than three to five years		803,289
Total accounting value		$ 1,688,821
Amortization		At Expiration
Annual Effective rate		7.16%
Annual Nominal rate		6.94%
Total nominal value		$ 1,500,000
Guaranteed Obligations [Member] | WILMINGTON TRUST COMPANY [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	WILMINGTON TRUST COMPANY	WILMINGTON TRUST
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Nominal values Up to 90 days	$ 2,208
Nominal values More than 90 days to one year	6,110	$ 2,209
Nominal values More than one to three years	32,620	24,703
Nominal values More than three to five years	33,210	32,327
Nominal values More than five years	67,457	85,119
Accounting values Up to 90 days	2,233,000
Accounting values More than 90 days to one year	6,110	2,209
Accounting values More than one to three years	32,620	24,703
Accounting values More than three to five years	33,210	32,327
Accounting values More than five years	67,457	85,119
Total accounting value	$ 141,630	$ 144,358
Amortization	Quaterly/Monthly	Quaterly/Mensual
Annual Effective rate	8.20%	3.17%
Annual Nominal rate	8.20%	1.60%
Total nominal value	$ 141,605	$ 144,358
Guaranteed Obligations [Member] | BNP PARIBAS [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	BNP PARIBAS	BNP PARIBAS
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Nominal values Up to 90 days	$ 1,761	$ 16,079
Nominal values More than 90 days to one year	6,907	12,412
Nominal values More than one to three years	22,890	34,958
Nominal values More than three to five years	26,035	37,891
Nominal values More than five years	126,605	97,135
Accounting values Up to 90 days	2,637,000	17,926,000
Accounting values More than 90 days to one year	6,907	12,412
Accounting values More than one to three years	22,212	34,044
Accounting values More than three to five years	25,627	37,466
Accounting values More than five years	126,048	96,379
Total accounting value	$ 183,431	$ 198,227
Amortization	Quaterly	Quaterly
Annual Effective rate	576.00%	1.48%
Annual Nominal rate	576.00%	1.48%
Total nominal value	$ 184,198	$ 198,475
Guaranteed Obligations [Member] | SWAP Received Aircraft [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Creditor	SWAP Received aircraft	SWAP Received aircraft
Currency	US$	US$
Nominal values Up to 90 days		$ 10
Accounting values Up to 90 days		10,000
Total accounting value		$ 10
Amortization	Quaterly	Quaterly
Total nominal value		$ 10
Guaranteed Obligations [Member] | MUFG [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.		0-E
Creditor		MUFG
Creditor country		U.S.A.
Currency		US$
Nominal values Up to 90 days		$ 29,054
Nominal values More than 90 days to one year		11,661
Nominal values More than one to three years		32,639
Nominal values More than three to five years		34,970
Nominal values More than five years		58,388
Accounting values Up to 90 days		31,375,000
Accounting values More than 90 days to one year		11,661
Accounting values More than one to three years		32,188
Accounting values More than three to five years		34,733
Accounting values More than five years		57,983
Total accounting value		$ 167,940
Amortization		Quaterly
Annual Effective rate		1.64%
Annual Nominal rate		1.64%
Total nominal value		$ 166,712
Other Guaranteed Obligations [Member] | CREDIT AGRICOLE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	CREDIT AGRICOLE	CREDIT AGRICOLE
Creditor country	France	France
Currency	US$	US$
Nominal values Up to 90 days		$ 273,199
Nominal values More than 90 days to one year	$ 14,667
Nominal values More than one to three years	29,333
Nominal values More than three to five years	231,000
Accounting values Up to 90 days	3,837,000	274,403,000
Accounting values More than 90 days to one year	14,667
Accounting values More than one to three years	26,153
Accounting values More than three to five years	228,880
Total accounting value	$ 273,537	$ 274,403
Amortization	Quaterly	At Expiration
Annual Effective rate	824.00%	1.82%
Annual Nominal rate	824.00%	1.82%
Total nominal value	$ 275,000	$ 273,199
Other Guaranteed Obligations [Member] | MUFG [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	MUFG	MUFG
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Nominal values Up to 90 days	$ 11,345	$ 7,551
Nominal values More than 90 days to one year	34,624	33,131
Nominal values More than one to three years	66,419	91,435
Nominal values More than three to five years		24,816
Accounting values Up to 90 days	11,404,000	8,259,000
Accounting values More than 90 days to one year	34,624	33,131
Accounting values More than one to three years	66,419	91,255
Accounting values More than three to five years		24,816
Total accounting value	$ 112,447	$ 157,461
Amortization	Quaterly	Quaterly
Annual Effective rate	6.23%	1.72%
Annual Nominal rate	6.23%	1.72%
Total nominal value	$ 112,388	$ 156,933
Other Guaranteed Obligations [Member] | CITIBANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	CITIBANK	CITIBANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Nominal values More than 90 days to one year		$ 600,000
Accounting values Up to 90 days	$ 1,470,000	95,000
Accounting values More than 90 days to one year		600,000
Total accounting value	$ 1,470	$ 600,095
Amortization	At Expiration	At Expiration
Annual Effective rate	100.00%	2.00%
Annual Nominal rate	100.00%	2.00%
Total nominal value		$ 600,000
Other Guaranteed Obligations [Member] | EXIM BANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	EXIM BANK	EXIM BANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Nominal values More than one to three years	$ 17,737
Nominal values More than three to five years	36,431	$ 25,876
Nominal values More than five years	32,444	37,014
Accounting values Up to 90 days	237,000	183,000
Accounting values More than one to three years	17,738
Accounting values More than three to five years	36,431	25,876
Accounting values More than five years	32,444	37,014
Total accounting value	$ 86,850	$ 63,073
Amortization	Quaterly	Quaterly
Annual Effective rate	2.01%	1.84%
Annual Nominal rate	1.78%	1.84%
Total nominal value	$ 86,612	$ 62,890
Other Guaranteed Obligations [Member] | Bank of Utah [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.		0-E
Creditor		BANK OF UTAH
Creditor country		U.S.A.
Currency		US$
Nominal values More than 90 days to one year		$ 1,644,876
Accounting values More than 90 days to one year		1,630,390
Total accounting value		$ 1,630,390
Amortization		At Expiration
Annual Effective rate		22.71%
Annual Nominal rate		12.97%
Total nominal value		$ 1,644,876
Financial Leases [Member] | BNP PARIBAS [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	BNP PARIBAS	BNP PARIBAS
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Nominal values Up to 90 days	$ 6,596	$ 7,216
Nominal values More than 90 days to one year	20,048	19,537
Nominal values More than one to three years	1,521	28,165
Accounting values Up to 90 days	6,776,000	7,313,000
Accounting values More than 90 days to one year	20,048	19,537
Accounting values More than one to three years	1,516	27,905
Total accounting value	$ 28,340	$ 54,755
Amortization	Quaterly	Quaterly
Annual Effective rate	5.99%	1.56%
Annual Nominal rate	5.39%	0.96%
Total nominal value	$ 28,165	$ 54,918
Financial Leases [Member] | CREDIT AGRICOLE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.		0-E
Creditor		CREDIT AGRICOLE
Creditor country		France
Currency		US$
Nominal values Up to 90 days		$ 682
Nominal values More than 90 days to one year		1,370
Accounting values Up to 90 days		694,000
Accounting values More than 90 days to one year		1,370
Total accounting value		$ 2,064
Amortization		Quaterly
Annual Effective rate		3.68%
Annual Nominal rate		3.23%
Total nominal value		$ 2,052
Financial Leases [Member] | CITIBANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	CITIBANK	CITIBANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Nominal values Up to 90 days	$ 6,825	$ 19,101
Nominal values More than 90 days to one year	5,689	52,371
Nominal values More than one to three years		12,513
Accounting values Up to 90 days	6,888,000	19,198,000
Accounting values More than 90 days to one year	5,689	52,371
Accounting values More than one to three years		12,359
Total accounting value	$ 12,577	$ 83,928
Amortization	Quaterly	Quaterly
Annual Effective rate	6.19%	1.37%
Annual Nominal rate	5.47%	0.79%
Total nominal value	$ 12,514	$ 83,985
Financial Leases [Member] | EXIM BANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	EXIM BANK	EXIM BANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Nominal values More than one to three years	$ 113,668
Nominal values More than three to five years	180,260	$ 248,354
Nominal values More than five years	152,581	284,773
Accounting values Up to 90 days	1,923,000	1,771,000
Accounting values More than one to three years	112,666
Accounting values More than three to five years	178,672	244,490
Accounting values More than five years	151,236	280,341
Total accounting value	$ 444,497	$ 526,602
Amortization	Quaterly	Quaterly
Annual Effective rate	3.58%	2.88%
Annual Nominal rate	2.79%	2.03%
Total nominal value	$ 446,509	$ 533,127
Financial Leases [Member] | NATIXIS [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	NATIXIS	NATIXIS
Creditor country	France	France
Currency	US$	US$
Nominal values Up to 90 days	$ 6,419	$ 1,335
Nominal values More than 90 days to one year	19,341	15,612
Nominal values More than one to three years	53,207	52,010
Nominal values More than three to five years	55,696	54,443
Nominal values More than five years	104,475	138,058
Accounting values Up to 90 days	8,545,000	4,472,000
Accounting values More than 90 days to one year	19,341	15,612
Accounting values More than one to three years	52,881	51,647
Accounting values More than three to five years	55,478	54,064
Accounting values More than five years	103,905	137,430
Total accounting value	$ 240,150	$ 263,225
Amortization	Quaterly	Quaterly
Annual Effective rate	6.44%	2.09%
Annual Nominal rate	6.44%	2.09%
Total nominal value	$ 239,138	$ 261,458
Financial Leases [Member] | US BANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	US BANK	US BANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Nominal values Up to 90 days	$ 16,984	$ 16,601
Nominal values More than 90 days to one year	51,532	50,373
Nominal values More than one to three years	84,177	135,201
Nominal values More than three to five years		17,492
Accounting values Up to 90 days	17,831,000	17,755,000
Accounting values More than 90 days to one year	51,532	50,373
Accounting values More than one to three years	79,805	127,721
Accounting values More than three to five years		17,188
Total accounting value	$ 149,168	$ 213,037
Amortization	Quaterly	Quaterly
Annual Effective rate	4.06%	4.03%
Annual Nominal rate	2.85%	2.84%
Total nominal value	$ 152,693	$ 219,667
Financial Leases [Member] | PK AirFinance [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	PK AIRFINANCE	PK AIRFINANCE
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Nominal values Up to 90 days	$ 1,533	$ 800
Nominal values More than 90 days to one year	4,664	3,842
Nominal values More than one to three years	6,393	11,562
Nominal values More than three to five years		647
Accounting values Up to 90 days	1,579,000	903,000
Accounting values More than 90 days to one year	4,664	3,842
Accounting values More than one to three years	6,393	11,562
Accounting values More than three to five years		647
Total accounting value	$ 12,636	$ 16,954
Amortization	Quaterly	Quaterly
Annual Effective rate	5.97%	1.88%
Annual Nominal rate	5.97%	1.88%
Total nominal value	$ 12,590	$ 16,851
Financial Leases [Member] | Bank of Utah [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E
Creditor	BANK OF UTAH
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 2,321
Nominal values More than 90 days to one year	6,568
Nominal values More than one to three years	20,990
Nominal values More than three to five years	30,557
Nominal values More than five years	121,801
Accounting values Up to 90 days	2,321,000
Accounting values More than 90 days to one year	6,568
Accounting values More than one to three years	20,990
Accounting values More than three to five years	30,557
Accounting values More than five years	121,801
Total accounting value	$ 182,237
Amortization	Monthly
Annual Effective rate	1045.00%
Annual Nominal rate	1045.00%
Total nominal value	$ 182,237
Others loans [Member] | Various [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.	0-E	0-E
Creditor	Various (*)	Various (*)
Currency	US $	US$
Nominal values Up to 90 days	$ 2,028	$ 55,819
Accounting values Up to 90 days	2,028,000	55,819,000
Total accounting value	$ 2,028	$ 55,819
Amortization	At Expiration	At Expiration
Total nominal value	$ 2,028	$ 55,819
Others loans [Member] | Total [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Creditor	Total	Total
Nominal values Up to 90 days	$ 60,770	$ 644,488
Nominal values More than 90 days to one year	178,400	2,607,073
Nominal values More than one to three years	541,906	1,229,613
Nominal values More than three to five years	2,110,189	1,276,816
Nominal values More than five years	1,462,149	1,043,705
Accounting values Up to 90 days	100,926,000	911,471,000
Accounting values More than 90 days to one year	211,278	2,592,587
Accounting values More than one to three years	532,344	1,218,261
Accounting values More than three to five years	1,958,905	1,274,896
Accounting values More than five years	1,429,017	1,049,380
Total accounting value	4,232,470	7,046,595
Total nominal value	$ 4,353,414	$ 6,801,695
Loans To Exporters [Member] | CITIBANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.		0-E
Creditor		CITIBANK
Creditor country		U.S.A.
Currency		US$
Nominal values Up to 90 days		$ 114,000
Accounting values Up to 90 days		123,366,000
Total accounting value		$ 123,366
Amortization		At Expiration
Annual Effective rate		2.96%
Annual Nominal rate		2.96%
Total nominal value		$ 114,000
Loans To Exporters [Member] | ITAU [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.		76.645.030-K
Creditor		ITAU
Creditor country		Chile
Currency		US$
Nominal values Up to 90 days		$ 20,000
Accounting values Up to 90 days		22,742,000
Total accounting value		$ 22,742
Amortization		At Expiration
Annual Effective rate		4.20%
Annual Nominal rate		4.20%
Total nominal value		$ 20,000
Loans To Exporters [Member] | HSBC [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile [Line Items]
Tax No.		0-E
Creditor		HSBC
Creditor country		England
Currency		US$
Nominal values Up to 90 days		$ 12,000
Accounting values Up to 90 days		13,053,000
Total accounting value		$ 13,053
Amortization		At Expiration
Annual Effective rate		4.15%
Annual Nominal rate		4.15%
Total nominal value		$ 12,000